BioShares Biotechnology Clinical Trials Fund
BIOSHARES BIOTECHNOLOGY CLINICAL TRIALS FUND
INVESTMENT OBJECTIVE
The BioShares Biotechnology Clinical Trials Fund (the “Clinical Trials Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the BioShares Biotechnology Clinical Trials Index (the “Clinical Trials Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Clinical Trials Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Clinical Trials Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	BioShares Biotechnology Clinical Trials Fund
Shareholder Fee, Other	none

Annual Clinical Trials Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		BioShares Biotechnology Clinical Trials Fund
Management Fee		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.85%
[1]	Expenses are based on estimated amounts for the current fiscal year. The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Example.

This example is intended to help you compare the cost of investing in the Clinical Trials Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Clinical Trials Fund.

The example assumes that you invest $10,000 in the Clinical Trials Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Clinical Trials Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BioShares Biotechnology Clinical Trials Fund	89.25	278.90

PORTFOLIO TURNOVER
The Clinical Trials Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Clinical Trials Fund Shares are held in a taxable account. These costs, which are not reflected in annual Clinical Trials Fund operating expenses or in the example, affect the Clinical Trials Fund's performance. The Clinical Trials Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Clinical Trials Fund will invest not less than 80% of its total assets in component securities of the Clinical Trials Index. The Clinical Trials Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering (“lead drug”) that is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development. The Clinical Trials Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”), which is also acting as the Fund's investment sub-adviser (“Sub-Adviser”).

What is Biotechnology? The Index Provider defines a biotechnology company as one whose primary business, and therefore the predominant focus of its financial resources, is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. The Index Provider excludes from the Clinical Trials Index companies that, in the opinion of the Index Provider, focus their business and resources predominantly on any of the following (“Excluded Companies”): medical devices and diagnostics; life science tools; specialty pharmaceuticals, generic drugs and outsourced drug delivery; healthcare services; contract research organizations; neutraceuticals; agricultural biotechnology; animal health; diversified healthcare; food sciences; information technology; and nanotechnology. Excluded Companies also include traditional large pharmaceutical companies (i.e., “big pharma”) as well as companies that focus mainly on acquiring biotechnology companies. While other existing biotechnology index products may include many of the “Excluded Companies”, the Index Provider believes that by excluding them, the resulting biotechnology index(es) will more accurately capture the performance of traditional biotechnology companies.

Phase 1, Phase 2 and Phase 3: Clinical trials are conducted in a series of steps, called “phases”, and each phase is designed to answer a separate research question, as described below:

•	Phase 1: In a Phase 1 trial, researchers test a new drug or treatment in a small group of people (20-80) for the first time to evaluate its safety, determine a safe dosage range and identify side effects.
•	Phase 2: In a Phase 2 trial, the drug or treatment is given to a larger group of people (100-300) to see if it is effective and to further evaluate its safety.
•	Phase 3: In a Phase 3 trial, the drug or treatment is given to large groups of people (500-3,000) to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely.

The Clinical Trials Index. To initially be considered for the Clinical Trials Index, a security must be determined by the Index Provider to have the following characteristics (“Initial Index Criteria”):

•	Security: Common Stock
•	Primary Exchange: United States
•	Sector: ICB Sector 4570 - Pharmaceuticals and Biotechnology
•	Market Capitalization : $250 million or more
•	6-Month Average Daily Trading Volume : $2 million or more
•	30-Day Average Daily Trading Volume : $1 million or more
•	Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Index Provider then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The Index Provider then determines, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer's lead drug:

•	Product Stage : The lead drug of these companies has received U.S. Food and Drug Administration approval.
•	Clinical Trial Stage : The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.
•	Pre-Clinical Trial Stage : The lead drug of these companies is in its pre-clinical trial stage of development.

The Index Provider then selects for inclusion in the Products Index only the common stock of those remaining issuers with a lead drug determined by the Index Provider to be in the Clinical Trials Stage.

As of November 24, 2014, the Clinical Trials Index contained the common stock of 74 issuers. The Index Provider reconstitutes the Clinical Trials Index semi-annually, as of January 1 and July 1 of each year, with equal weightings among all constituent securities.

An issuer's security will typically be removed from the Clinical Trials Index, at the time of the Clinical Trials Index's next reconstitution, if the issuer's lead drug is granted FDA approval. In addition, an issuer's security will typically be removed from the Clinical Trials Index, at the time of the next reconstitution, if the issuer's Lead Drug fails in development and is no longer being pursued by the issuer, such that the issuer no longer has a lead drug in the Clinical Trials Stage. A security may also be removed from the Clinical Trials Index prior to a scheduled reconstitution if, for any consecutive 60 day period, the security's market capitalization falls below $50 million and the security's minimum 6-month average daily trading volume falls below $500,000, has entered into a definitive merger or acquisition agreement, or has filed for bankruptcy. The Clinical Trials Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Clinical Trials Fund, the Sub-Adviser or Etfis Capital, LLC, the Clinical Trials Fund's investment adviser (the “Adviser”).

The Clinical Trials Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Clinical Trials Index by investing in a portfolio of securities that generally replicates the Clinical Trials Index; however, there may be times when the Clinical Trials Fund does not hold every security in the Index. The Sub-Adviser expects that, over time, the correlation between the Clinical Trials Fund's performance before fees and expenses and that of the Clinical Trials Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Unlike many investment companies, the Clinical Trials Fund will not seek to “beat” the performance of the Clinical Trials Index and will not seek temporary defensive measures when markets decline or appear overvalued.

PRINCIPAL RISKS

An investment in the Clinical Trials Fund is subject to investment risks; therefore you may lose money by investing in the Clinical Trials Fund. There can be no assurance that the Clinical Trials Fund will be successful in meeting its investment objective. Generally, the Clinical Trials Fund will be subject to the following risks:

Market Risk. Market risk refers to the risk that the value of securities in the Clinical Trials Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Clinical Trials Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Clinical Trials Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

Passive Strategy/Index Risk. The Clinical Trials Fund is managed with a passive investment strategy that seeks to track the performance of the Clinical Trials Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Clinical Trials Fund may hold constituent securities of the Clinical Trials Index regardless of the current or projected performance of a specific security or the biotechnology sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Clinical Trials Fund's returns to be lower than if the Clinical Trials Fund employed an active strategy.

Index Tracking Risk. While the Sub-Adviser seeks to track the performance of the Clinical Trials Index as closely as possible (i.e., achieve a high degree of correlation with the Clinical Trials Index), the Clinical Trials Fund's return may not match or achieve a high degree of correlation with the return of the Clinical Trials Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Biotechnology Sector Risk . The Clinical Trials Fund's assets will be concentrated investments in the securities of issuers engaged primarily in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology sector than a fund that was more diversified. Companies within the biotechnology sector spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology sector is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, the successful implementation of Phase 1, Phase 2 and Phase 3 clinical trials and, ultimately, FDA approval, may prevent or delay the release of new products. The results of these clinical trials, including, without limitation, available data regarding the lead drug's clinical efficacy, safety and adverse events and pharmacokinetic profiles, may lead to dramatic changes in a biotechnology company's stock price. However, because an issuer with a lead drug that is granted FDA approval will no longer be in the clinical trials stage, it will be removed from the Clinical Trials Index at the time of the Clinical Trials Index's next reconstitution, and the Clinical Trials Fund will likely not receive the benefit from any increase in the value of the issuer's securities. Biotechnology companies typically rely heavily on their ability to obtain and enforce intellectual property rights and patents. Any impairment of such rights may have significant adverse effects on a biotechnology company. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally. Biotechnology companies can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs. Biotechnology companies may have persistent losses during a new product's transition from development to production, and their revenue patterns may be erratic. Biotechnology companies also face reimbursement risks from government and private payors and public concerns over high prices for biotechnology drugs. These risks are heightened for issuers in the Clinical Trial Stage as compared to an issuer with a lead drug in the Products Stage.

Concentration Risk. A fund concentrated in a single industry or sector, such as the biotechnology sector, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Because the Clinical Trials Fund focuses on investing in securities issued by companies in the biotechnology sector, adverse events or economic changes that disproportionately affect the biotechnology sector as a whole or in part will likely have an adverse effect on the Clinical Trials Fund.

Equal Weighting. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. Because the Clinical Trials Index uses equal weighting, the Clinical Trials Fund will likely have greater exposure to the small and mid cap stocks in its portfolio than it would if it used a market capitalization weighting.

Issuer Risk. The performance of the Clinical Trials Fund depends on the performance of the issuers of the individual securities in which the Clinical Trials Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Product Fund's Shares, to decline.

Non-Diversified Fund Risk. The Clinical Trials Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of NAV; Unit Premiums and Discounts . The NAV of the Clinical Trials Fund's Shares will generally fluctuate with changes in the market value of the Clinical Trials Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Clinical Trials Fund's NAV and supply and demand of Shares on The NASDAQ Stock Market (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Clinical Trials Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Clinical Trials Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Clinical Trials Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Clinical Trials Fund's Shares have more trading volume and market liquidity and higher if the Clinical Trials Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Absence of Prior Active Market Risk. Although the Shares in the Clinical Trials Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Clinical Trials Fund. As a new fund, there can be no assurance that the Clinical Trials Fund will grow to or maintain an economically viable size, in which case the Clinical Trials Fund may ultimately liquidate.

New Adviser and Sub-Adviser Risk. Although the executives and members of the advisory staff of the Adviser have experience in managing investments for clients including corporations, non-taxable entities, investment companies and other business and private accounts, the Adviser has only recently been formed and registered as an investment adviser, which may limit the Adviser's effectiveness. Additionally, although the Sub-Adviser's principals and the Clinical Trial Fund's portfolio managers have experience in portfolio management and biotechnology equity research for private investment funds, the Sub-Adviser is newly formed and recently registered as an investment adviser and has no prior experience managing an ETF or serving as an index provider, which may limit the Sub-Adviser's effectiveness

PERFORMANCE INFORMATION
The Clinical Trials Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Clinical Trials Fund will be provided once it has annual returns for a full calendar year.